Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	₩ 6,352,665	₩ 8,775,086
Cash and cash equivalents	872,731	1,369,653	₩ 1,270,824	₩ 1,506,699
Non-current assets	24,558,612	39,131,871
Current liabilities	6,960,435	8,177,967
Non-current liabilities	11,615,704	15,332,747
Revenue	16,864,348	16,183,498	15,512,014
Depreciation and amortization	(3,672,555)	(3,664,665)	(3,540,984)
Interest income	155,133	140,685	121,692
Interest expense	(342,342)	(399,176)	(406,087)
Profit (loss) for the year	2,418,989	1,500,538	860,733
Total comprehensive income (loss)	₩ 3,781,181	1,962,360	861,742
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets		55,951	59,632
Cash and cash equivalents		9,083	13,422
Non-current assets		30,408	25,247
Current liabilities		46,186	52,238
Accounts payable, other payables and provisions		28,145	35,459
Non-current liabilities		10,031	800
Revenue		177,084	136,777
Depreciation and amortization		(4,642)	(5,487)
Interest income		1,878	1,455
Interest expense		(555)	(92)
Profit (loss) for the year		7,030	9,294
Total comprehensive income (loss)		(1,659)	9,294
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets		26,781	42,995
Cash and cash equivalents		23,936	40,619
Non-current assets		8,530	11,389
Current liabilities		7,367	6,756
Accounts payable, other payables and provisions		5,094	5,062
Non-current liabilities		879	1,099
Revenue		3,937	1,968
Depreciation and amortization		(4,417)	(4,769)
Interest income		29	12
Interest expense		(51)	(198)
Profit (loss) for the year		(19,426)	(17,079)
Total comprehensive income (loss)		₩ (19,426)	₩ (17,361)